N-6	Jan. 09, 2026
Prospectus:
Document Type	N-6
Entity Registrant Name	Ameritas Life Insurance Corp. Separate Account LLVL
Entity Central Index Key	0000933094
Entity Investment Company Type	N-6
Document Period End Date	Jan. 09, 2026
Amendment Flag	false
Vanguard Diversified Value Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard® Diversified Value Portfolio [5]	[1]
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital appreciation and income growth.
Portfolio Company Adviser [Text Block]	Hotchkis and Wiley Capital Management, LLC, Aristotle Capital Management, LLC and Harris Associates L.P.
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	14.89%
Average Annual Total Returns, 5 Years [Percent]	12.24%
Average Annual Total Returns, 10 Years [Percent]	9.76%

[1]	Vanguard is a trademark of The Vanguard Group, Inc.